Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 30, 2015	May. 31, 2015	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable			$ 3,900			$ 3,000	$ 3,000
Accrued Warranty Expense						$ 50,000	50,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned							$ 379,737
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			3,204,101		2,962,400	3,092,680	3,393,360
Equity Method Investment, Ownership Percentage			11.00%
Equity Method Investments			$ 0			$ 0	$ 0
Depreciation, Depletion and Amortization, Total			$ 158,993		$ 174,721	686,820	825,780
Stock Issued During Period, Shares, Other		216,103		620,986
Stock Issued During Period, Value, Other		$ 945,451				$ 945,451
Anti Dilutive Trigger Price						$ 6.25
Sale of Stock, Number of Shares Issued in Transaction			815,757
Proceeds from Sale of Equity Method Investments			$ 637,100		$ 0	$ 910,000	0
Adjustments To Additional Paid In Capital Anti Dilution Shares To Be Issued							$ 1,771,362
Common Stock Required Under Rights							404,883
LAESI Warranty [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue						$ 45,000
Series A Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							100
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage							20.00%
Common Stock [Member]
Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Other						620,986
Stock Issued During Period, Value, Other						$ 63
Sale of Stock, Number of Shares Issued in Transaction			1,016,941
Adjustments To Additional Paid In Capital Anti Dilution Shares To Be Issued							$ 0
Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						52.00%
AzurRx BioPharma Inc [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage						25.00%	33.00%
AzurRx BioPharma Inc [Member] | Series A Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted	29
AzurRx BioPharma Inc [Member] | Common Stock [Member]
Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Issued	707,416
Large Pharmaceutical Company [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						20.00%